DEFERRED CHARGES	12 Months Ended
Jul. 31, 2023
Revenue Recognition and Deferred Revenue [Abstract]
DEFERRED CHARGES

9. DEFERRED CHARGES:

Deferred charges for the fiscal years ended July 31, 2023 and 2022 consist of the following:

	July 31, 2023		July 31, 2022
	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Leasing brokerage commissions	$5,471,610	$2,253,786	$5,649,633	$2,077,445
Professional fees for leasing	127,810	94,934	127,810	85,358
Total	$5,599,420	$2,348,720	$5,777,443	$2,162,803

The aggregate amortization expense for the periods ended July 31, 2023 and July 31, 2022 were $452,781, and $507,564, respectively.

The weighted average life of current year additions to deferred charges was three years.

The estimated aggregate amortization expense for each of the five succeeding fiscal years is as follows:

Year Ended July 31	Amortization
2024	$450,921
2025	$409,707
2026	$382,234
2027	$323,830
2028	$315,434